ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) In Thousands, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Consolidated variable interest entity without recourse	Dec. 31, 2013 Cayman Island USD ($)	Dec. 31, 2013 Hong Kong USD ($)	Dec. 31, 2013 Non-VIEs PRC USD ($)	Dec. 31, 2013 Non-VIEs PRC CNY	Dec. 31, 2013 Consolidated variable interest entity without recourse CNY	Dec. 31, 2012 Consolidated variable interest entity without recourse CNY	Dec. 31, 2011 Consolidated variable interest entity without recourse CNY	Dec. 31, 2013 Consolidated variable interest entity without recourse PRC CNY	Dec. 31, 2013 Group USD ($)	Dec. 31, 2013 Group PRC CNY
VIE arrangements
Number of categories of schools	2	2
Percentage of equity interest in the schools							100.00%
Total assets	$ 322,680	1,953,409	3,180,358									1,654,036	2,822,537
Total Liabilities	256,981	1,555,686	1,796,403									1,069,031	1,324,957
Net Revenue	188,395	1,140,487	1,277,477	1,496,869								1,138,521	1,215,551	1,001,761
Net loss	(150,355)	(910,205)	(1,673,515)	16,219								(479,323)	(852,927)	(102,892)
Cash and cash equivalents	$ 29,287	177,295	178,121	320,895	$ 29,423	639,811		$ 147	$ 19	$ 1,152	829	168,487			168,487	$ 1,318	169,316
Number of VIEs with which the company has entered into contractual agreements	4	4